Other assets - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 08, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Other Noncurrent Assets [Line Items]
Reclamation deposits		$ 50,934	$ 32,203
Promissory notes due from associates		5,763	5,095
Fekola Mine
Disclosure Of Other Noncurrent Assets [Line Items]
Reclamation deposits		21,000	18,000
Otjikoto Mine
Disclosure Of Other Noncurrent Assets [Line Items]
Reclamation deposits		14,000	10,000
Goose Project
Disclosure Of Other Noncurrent Assets [Line Items]
Reclamation deposits		12,000	0
Masbate Mine
Disclosure Of Other Noncurrent Assets [Line Items]
Reclamation deposits		4,000	4,000
BeMetals
Disclosure Of Other Noncurrent Assets [Line Items]
Promissory notes due from associates			$ 5,000
Promissory notes from associates, term			3 years
Promissory notes, interest rate			4.70%
Expected credit loss		2,000
Advance to associates		$ 2,000
BeMetals | Non-current Receivables Due From Associates, Additional Advance to Associates
Disclosure Of Other Noncurrent Assets [Line Items]
Advance to associates	$ 2,000